Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 15 — SHARE-BASED COMPENSATION

Upon the Closing of the Business Combination, all the shareholders of the Company have adopted and approved the Share Award Scheme (the “Scheme”) to recognize the contributions to the Business Combination by the eligible participants of the Company and to retain them for the continuing operation and development of the Company. Pursuant to the Scheme, the maximum number of shares to be awarded under the Scheme shall not be in excess of 20% of the total issued and outstanding ordinary shares of the Company. The Scheme provides for grants of share awards and restricted share units. Restricted share units is the grant of a right to receive a specified number of the Company’s ordinary shares upon lapse of a specified forfeiture condition such as completion of a specified period of service or achievement of certain specified performance. Directors, officers, consultants, and employees of the Company, as well as others performing consulting service providers for the Company, are eligible for grants under the Scheme.

On December 13, 2022, the Company approved and granted 5,507,600 ordinary shares under the Scheme. Among 5,507,600 shares, 507,600 shares granted are vested immediately on the date of grant for compensating the contributions of prior services and performance of the eligible employees. The remaining 5,000,000 shares are granted as restricted share units (“RSUs”) to employees and consultants as additional compensation. These RSUs typically will be vested over one to four years period from 2023 to 2026. The weighted average grant-date fair value of the shares granted during the year ended December 31, 2022 was $2.47 per share.

On December 29, 2022, the Company further approved and granted 438,500 ordinary shares to the directors and officers of the Company under the Scheme. The share awards are granted for compensating the contributions of prior services by certain employees and immediately vested. The weighted average grant-date fair value of the shares granted during the year ended December 31, 2022 was $1.91 per share.

The fair value of the ordinary shares granted during the year is measured based on the closing price of the Company’s ordinary shares as reported by Nasdaq Exchange on the date of grant. For those vested immediately on the date of grant, the fair value is recognized as share-based compensation expense in the consolidated statements of operations. For the RSUs, the fair value is recognized over the period based on the derived service period (usually the vesting period), on a straight-line basis. The valuations assume no dividends will be paid. The Company has assumed 10% forfeitures for restricted share units.

At December 31, 2022, total unrecognized compensation remaining to be recognized in future periods totalled $12.33 million for RSUs and they are expected to be recognized over the weighted average period of 2.7 years. The Company recorded $2,088,725 share-based compensation expense for the year ended December 31, 2022, which is included in the operating expenses in the consolidated statements of operations.

A summary of the activities for the Company’s RSUs for the year ended December 31, 2022 is as follow:

	Year ended December 31, 2022
	Number of RSUs	Weighted Average Grant Price
Outstanding, beginning of year	—	$—
Granted	5,000,000	$2.47
Outstanding, end of year	5,000,000	$2.47